Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenues:
Lease rental income	$ 87,888	$ 72,359
Management fees	6,801	7,684
Trading container sales proceeds	11,537	4,765
Gains on sale of containers, net	11,289	6,394
Total revenues	117,515	91,202
Operating expenses:
Direct container expense	6,060	3,958
Cost of trading containers sold	10,002	4,166
Depreciation expense	21,580	18,866
Amortization expense	1,306	1,758
General and administrative expense	5,723	6,198
Short-term incentive compensation expense	992	959
Long-term incentive compensation expense	2,154	1,736
Bad debt expense, net	1,718	136
Total operating expenses	49,535	37,777
Income from operations	67,980	53,425
Other income (expense):
Interest expense	(14,719)	(7,523)
Interest income	28	7
Realized losses on interest rate swaps and caps, net	(2,550)	(2,642)
Unrealized gains on interest rate swaps and caps, net	1,048	2,211
Other, net	(1)	(51)
Net other expense	(16,194)	(7,998)
Income before income tax and noncontrolling interest	51,786	45,427
Income tax expense	(2,323)	(2,614)
Net income	49,463	42,813
Less: Net loss (income) attributable to the noncontrolling interest	447	(5,623)
Net income attributable to Textainer Group Holdings Limited common shareholders	49,910	37,190
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.01	$ 0.76
Diluted	$ 0.99	$ 0.75
Weighted average shares outstanding (in thousands):
Basic	49,425	48,660
Diluted	50,384	49,892
Other comprehensive income:
Foreign currency translation adjustments	77	82
Comprehensive income	49,540	42,895
Less: Comprehensive loss (income) attributable to the noncontrolling interest	447	(5,623)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 49,987	$ 37,272